Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance and reserves	$ 2,807,768	$ 2,635,126
Accrued expenses	1,683,185	1,254,642
Revenue recognition difference	343,377	432,911
Advertising expenses	4,420,265	4,707,264
YiyangYukang long-term assets reduction	812	815
Net operating losses	21,985,889	11,987,650
Deferred Tax Assets, Gross, Total	31,241,296	21,018,408
Less: valuation allowance	(30,287,901)	(20,170,712)
Deferred Tax Assets, Net of Valuation Allowance, Total	953,395	847,696
Deferred tax liabilities:
Fair value step up of retained investment in Shanghai Yimeng	(855,709)	(858,811)
Deferred Tax Liabilities, Net	(855,709)	(858,811)
Deferred Tax Assets, Net, Total	97,686	(11,115)
Deferred tax assets were analyzed as:
Current	953,395	847,696
Deferred tax liabilities were analyzed as:
Non-current	(855,709)	(858,811)
Deferred Tax Liabilities, Net	(855,709)	(858,811)
Deferred Tax Assets, Net	$ 97,686	$ (11,115)